Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	M3Sixty Funds Trust
Central Index Key	0001643838
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Oct. 28, 2019
Cognios Large Cap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGLX
Cognios Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGVX
Cognios Large Cap Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGGX
Cognios Large Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGEX
Cognios Market Neutral Large Cap Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGMX
Cognios Market Neutral Large Cap Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGIX